OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Summary of other current liabilities

	As of December 31,
	2025	2024
	US$’000	US$’000
Contract liabilities	4,477	2,109
Dividend payable	101	220
Provisions	115	18
Onerous contracts provisions	254	184
Other current liabilities	1,930	1,741
Total	6,877	4,272

Summary of onerous contracts provisions	23(a) Onerous contracts provisions

	For the year ended December 31,
	2025	2024
	US$’000	US$’000
At January 1	184	2,306
Recognized	136	147
Reversed	(80)	(2,205)
Exchange differences	14	(64)
At December 31	254	184

Summary of contract liabilities
23(b)    Contract Liabilities

	As of December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	4,421	2,017	3,585
Custodial service	38	65	76
Transportation service	18	27	29
Total current contract liabilities	4,477	2,109	3,690

Summary of revenue recognized in relation to contract liabilities
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2025	2024
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	2,017	3,585
Custodial service	30	9
Transportation service	11	12
	2,058	3,606